GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 34.51%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2 Class A 3.23%, 10/25/2032 3-mo. LIBOR + 1.36%	$ 1,826,508
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
6,250,000	2.85%, 01/28/2031 3-mo. LIBOR + 1.05%	5,970,494
	Series 2014-4RA Class A
5,000,000	2.85%, 01/28/2031 3-mo. LIBOR + 1.05%	4,777,600
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 2.92%, 04/15/2031 3-mo. LIBOR + 1.08%	4,656,257
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 2.92%, 01/20/2031 3-mo. LIBOR + 1.10%	6,281,908
2,257,500	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 1.37%, 03/26/2029 3-mo. LIBOR + 0.15%	2,252,759
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 2.82%, 01/20/2031 3-mo. LIBOR + 1.00%	4,208,724
6,350,000	Dryden 36 Senior Loan Fund(a)(b) Series 2014-36A Class AR2 3.12%, 04/15/2029 3-mo. LIBOR + 1.28%	6,162,802
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 2.70%, 05/15/2031 3-mo. LIBOR + 1.01%	3,971,557
4,000,000	Dryden 76 Ltd(a)(b) Series 2019-76A Class A1 3.26%, 10/20/2032 3-mo. LIBOR + 1.33%	3,783,556
1,304,547	Educational Funding of the South Inc(b) Series 2011-1 Class A2 2.45%, 04/25/2035 3-mo. LIBOR + 0.65%	1,243,358
4,000,000	Galaxy XVIII Ltd(a)(b) Series 2018-28A Class A2 2.91%, 07/15/2031 3-mo. LIBOR + 1.07%	3,786,116
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 2.84%, 04/20/2031 3-mo. LIBOR + 1.02%	4,295,503
4,300,000	Golden Credit Card Trust(a)(b) Series 2017-4A Class A 1.22%, 07/15/2024 1-mo. LIBOR + 0.52%	4,064,476
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 2.88%, 04/21/2031 3-mo. LIBOR + 1.06%	$ 1,145,176
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 2.59%, 04/15/2029 3-mo. LIBOR + 0.75%	2,958,652
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 2.94%, 10/18/2031 3-mo. LIBOR + 1.12%	2,439,588
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 2.62%, 01/18/2028 3-mo. LIBOR + 0.80%	4,800,265
2,000,000	Magnetite XXIII Ltd(a)(b) Series 2019-23A Class A 3.17%, 10/25/2032 3-mo. LIBOR + 1.30%	1,879,156
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 1.34%, 02/15/2023 1-mo. LIBOR + 0.64%	1,472,396
5,865,000	Nissan Master Owner Trust Receivables(b) Series 2017-C Class A 1.02%, 10/17/2022 1-mo. LIBOR + 0.32%	5,761,707
4,000,000	Palmer Square Ltd(a)(b) Series 2019-1A Class A1 3.27%, 11/14/2032 3-mo. LIBOR + 1.34%	3,753,452
5,900,168	Parallel Ltd(a)(b) Series 2015-1A Class AR 2.67%, 07/20/2027 3-mo. LIBOR + 0.85%	5,615,526
1,231,435	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 1.50%, 05/25/2057 1-mo. LIBOR + 0.55%	1,157,264
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 2.93%, 01/15/2030 3-mo. LIBOR + 1.09%	4,731,890
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
151,644	2.55%, 10/28/2041 3-mo. LIBOR + 0.75%	146,331
	Series 2011-A Class A
1,166,572	2.70%, 10/28/2043 3-mo. LIBOR + 0.90%	1,099,469
1,145,192	SLM Student Loan Trust(b) Series 2007-1 Class A5 1.89%, 01/26/2026 3-mo. LIBOR + 0.09%	1,120,065
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 2.90%, 07/26/2031 3-mo. LIBOR + 1.10%	3,662,104

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 461,071	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 2.17%, 10/25/2027 1-mo. LIBOR + 1.22%	$ 459,134
4,000,000	TICP XIV Ltd(a)(b) Series 2019-14A Class A1A 3.46%, 10/20/2032 3-mo. LIBOR + 1.34%	3,732,320
517,881	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.02%, 07/15/2026 3-mo. LIBOR + 1.18%	509,482
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 2.96%, 01/20/2031 3-mo. LIBOR + 1.14%	6,152,873
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 2.89%, 01/20/2031 3-mo. LIBOR + 1.07%	6,257,544
TOTAL ASSET-BACKED SECURITIES — 34.51% (Cost $122,712,529)		$116,136,012
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.15%
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.74%, 12/15/2036 1-mo. LIBOR + 1.03%	3,869,493
U.S. Government Agency — 11.57%
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2007-22 Class FW
1,386,380	1.40%, 03/25/2037 1-mo. LIBOR + 0.45%	1,374,681
	Series 2016-1 Class FT
351,066	1.30%, 02/25/2046 1-mo. LIBOR + 0.35%	345,240
	Series 2017-45 Class FA
284,464	1.98%, 06/25/2047 1-mo. LIBOR + 0.32%	283,028
	Series 2017-96 Class FC
6,255,444	1.35%, 12/25/2057 1-mo. LIBOR + 0.40%	6,169,814
	Series 2018-72 Class FB
4,664,176	1.30%, 10/25/2058 1-mo. LIBOR + 0.35%	4,588,570
	Series 2019-41 Class FM
5,570,889	1.40%, 08/25/2049 1-mo. LIBOR + 0.45%	5,520,433
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4203 Class QF
$ 1,117,532	0.95%, 05/15/2043 1-mo. LIBOR + 0.25%	$ 1,104,704
	Series 4751 Class EF
5,285,118	0.95%, 05/15/2041 1-mo. LIBOR + 0.25%	5,193,038
	Series 4751 Class FA
4,429,041	0.95%, 03/15/2039 1-mo. LIBOR + 0.25%	4,351,133
	Series 4936 Class FL
3,039,352	1.20%, 12/25/2049 1-mo. LIBOR + 0.50%	3,008,333
	Government National Mortgage Association(b)
	Series 2011-117 Class FJ
1,913,483	1.64%, 08/20/2041 1-mo. LIBOR + 0.87%	1,935,021
	Series 2017-182 Class FN
5,228,233	1.00%, 12/16/2047 1-mo. LIBOR + 0.30%	5,087,330
		38,961,325
TOTAL MORTGAGE-BACKED SECURITIES — 12.72% (Cost $43,790,210)		$42,830,818
MUNICIPAL BONDS AND NOTES
1,861,789	Utah State Board of Regents(b) 1.71%, 09/25/2056 1-mo. LIBOR + 0.75%	1,839,969
TOTAL MUNICIPAL BONDS AND NOTES — 0.55% (Cost $1,863,469)		$1,839,969
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
29,800,000	0.13%, 07/15/2026	32,377,647
19,220,000	0.38%, 01/15/2027	21,023,440
31,500,000	0.38%, 07/15/2027	34,197,992
21,200,000	0.50%, 01/15/2028	23,118,729
32,020,000	0.75%, 07/15/2028	35,157,497
2,500,000	0.88%, 01/15/2029	2,782,484

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,900,000	2.13%, 02/15/2040	$ 9,848,916
470,000	United States Treasury Note/Bond 2.00%, 02/15/2050	545,879
TOTAL U.S. TREASURY BONDS AND NOTES — 47.26% (Cost $152,784,708)		$159,052,584
TOTAL INVESTMENTS — 95.04% (Cost $321,150,916)		$319,859,383
OTHER ASSETS & LIABILITIES, NET — 4.96%		$16,693,301
TOTAL NET ASSETS — 100.00%		$336,552,684
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
CME 1 Month SOFR Long Futures	76	USD	31,650,198	June 2020	$262,587
CME Ultra Long Term U.S. Treasury Bond Short Futures	17	USD	3,771,875	June 2020	(226,080)
Eurodollar Interest Rate Long Futures	2	USD	497,375	June 2020	6,073
Federal Funds 30 Day Short Futures	76	USD	31,650,198	July 2020	(261,250)
U.S. 10 Year Treasury Note Short Futures	171	USD	23,715,563	June 2020	(467,708)
U.S. 2 Year Treasury Note Long Futures	284	USD	6,288,275	June 2020	838,164
U.S. 5 Year Treasury Note Long Futures	909	USD	113,951,672	June 2020	4,099,673
U.S. Treasury Long Bond Short Futures	85	USD	15,220,313	June 2020	(1,039,307)
U.S. Ultra 10 Year Treasury Note Long Futures	153	USD	23,872,781	June 2020	1,338,244
				Net Appreciation	$4,550,396
At March 31, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1.75%	3-mo. LIBOR	9,310,000	March 18, 2023	$360,170	Quarterly
3-mo. LIBOR	1-mo. LIBOR	20,800,000	July 25, 2024	(23,678)	Quarterly
3-mo. LIBOR	2.00%	6,880,000	March 18, 2027	$(563,942)	Quarterly
			Net Depreciation	$(227,450)
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive by the Fund	Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.09%	CPI	45,000,000	January 09, 2021	(380,340)	At Maturity
Receive	1.76%	CPI	8,000,000	March 26, 2021	(66,840)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(690,060)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(403,710)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(576,657)	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(952,720)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(1,519,049)	At Maturity
Receive	1.77%	CPI	3,000,000	August 05, 2024	(147,711)	At Maturity
				Net Depreciation	$(4,737,087)
Counterparty Abbreviations:
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$116,136,012	$—	$116,136,012
Mortgage-Backed Securities	—	42,830,818	—	42,830,818
Municipal Bonds and Notes	—	1,839,969	—	1,839,969
U.S. Treasury Bonds and Notes	—	159,052,584	—	159,052,584
Total investments, at fair value:	0	319,859,383	0	319,859,383
Other Financial Investments:
Futures Contracts(a)	6,544,741	—	—	6,544,741
Interest Rate Swaps(a)	—	(227,450)	—	(227,450)
Inflation Swaps(a)	—	(4,737,087)	—	(4,737,087)
Total Assets	$6,544,741	$314,894,847	$0	$321,439,588
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,994,345)	$—	$—	$(1,994,345)
Total Liabilities	$(1,994,345)	$0	$0	$(1,994,345)
(a)	Inflation Swaps, Interest Rate Swaps and Futures are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2020

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,131 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $59,232,500 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $181,200,000 in inflation swaps for the reporting period.

March 31, 2020